Regulatory Capital Matters (Actual And Required Capital Amounts And Ratios Of CFBank) (Details) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, Actual Amount	$ 48,271	$ 45,118
Tier 1 (Core) Capital to risk weighted assets, Actual Amount	43,179	40,556
Common equity tier 1 capital to risk-weighted assets, Actual Amount	43,179	40,556
Tier 1 (Core) Capital to adjusted total assets, Actual Amount	$ 43,179	$ 40,556
Total Capital to risk weighted assets, Actual Ratio	11.91%	12.46%
Tier 1 (Core) Capital to risk weighted assets, Actual Ratio	10.65%	11.20%
Common equity tier 1 capital to risk-weighted assets, Actual Ratio	10.65%	11.20%
Tier 1 (Core) Capital to adjusted total assets, Actual Ratio	9.37%	9.66%
Capital Required to be Well Capitalized	$ 40,532	$ 36,218
Tier One Risk Based Capital Required to be Well Capitalized	32,426	28,974
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Action Regulations Amount	26,346	23,542
Tier One Leverage Capital Required to be Well Capitalized	$ 23,040	$ 20,991
Capital Required to be Well Capitalized to Risk Weighted Assets	10.00%	10.00%
Tier One Risk Based Capital Required to be Well Capitalized to Risk Weighted Assets	8.00%	8.00%
Common equity tier 1 capital to risk-weighted assets, To Be Well Capitalized Under Applicable Regulatory Action Regulations Ratio	6.50%	6.50%
Tier One Leverage Capital Required to be Well Capitalized to Average Assets	5.00%	5.00%
Basel III Phase-In Schedule [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount	$ 37,492	$ 31,256
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount	29,386	24,013
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Amount	23,306	18,580
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount	$ 18,432	$ 16,792
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	9.25%	8.63%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	7.25%	6.63%
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Ratio	5.75%	5.13%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%
Basel III Fully Phased-In [Member]
Compliance with Regulatory Capital Requirements under Banking Regulations [Line Items]
Total Capital to risk weighted assets, For Capital Adequacy Purposes Amount	$ 42,559	$ 38,029
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Amount	34,452	30,785
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Amount	28,372	25,353
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Amount	$ 18,432	$ 16,792
Total Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	10.50%	10.50%
Tier 1 (Core) Capital to risk weighted assets, For Capital Adequacy Purposes Ratio	8.50%	8.50%
Common equity tier 1 capital to risk-weighted assets, For Capital Adequacy Purposes Ratio	7.00%	7.00%
Tier 1 (Core) Capital to adjusted total assets, For Capital Adequacy Purposes Ratio	4.00%	4.00%